Consolidated Statements of Cash Flows (FY) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (2,437,873)	$ (2,694,664)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	11,446	13,782
Gain on equipment disposal		(50,200)
Noncash compensation	13,500
Realized foreign currency translation	(57,938)
Accrued liability extinguishment	(501,892)
Change in value of warrant liability	426,130	(72,223)
Changes in operating assets and liabilities:
Accounts receivable and other current assets	380,146	(68,478)
Other long-term assets	18,667	11,871
Accounts payable and accrued expenses	(225,171)	196,523
Net cash used in operating activities	(2,372,985)	(2,663,389)
Cash flows from investing activities:
Purchase of short-term investments	(679,174)	(1,243,508)
Sale of short-term investments	734,617	1,351,639
Proceeds from sale of equipment		50,200
Purchase of equipment		(1,548)
Net cash provided by investing activities	55,443	156,783
Cash flows from financing activities:
Issuance of common stock, net of offering costs	2,783,425
Exercise of warrants	382,215
Net cash provided by financing activities	3,165,640
Effect of exchange rate change on cash and equivalents	(27,804)	15,496
Increase (decrease) in cash and cash equivalents	820,294	(2,491,110)
Cash and cash equivalents at beginning of period	1,126,124	3,617,234
Cash and cash equivalents at end of period	1,946,418	1,126,124
Supplemental schedule of non-cash financing activities:
Cashless exercise of warrants	$ 432,504